Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALGER GLOBAL EQUITY FUND
Entity Central Index Key	0001219064
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000024981 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class A
Trading Symbol	CHUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class A / CHUSX)	$59	1.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%	[1]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Global Equity Fund Class A returned -3.11%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the 1.09% return of the MSCI ACWI. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, SBI Sumishin Net Bank Ltd, Comfort Systems USA, Inc., and Walmart Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Agilysys, Inc., NVIDIA Corp., FTAI Aviation Ltd., Axos Financial, Inc., and Accenture Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	The U.S. administration’s aggressive tariff announcements in early April 2025 raised concerns of retaliatory actions, heightened global supply-chain pressures, and dampened global economic sentiment.
Rising Economic Uncertainty in the U.S.	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class A	1.49%	8.92%	5.68%
Alger Global Equity Fund Class A—excluding sales load	7.10%	10.10%	6.25%
MSCI ACWI	12.34%	13.59%	9.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 19,913,981
Holdings Count | Holding	44	[2]
Investment Company Portfolio Turnover	53.61%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$19,913,981
Total number of portfolio holdings[1]	44
Portfolio turnover rate	53.61%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Country Allocation †
Brazil	3.3%
Canada	6.0%
China	4.9%
Germany	6.8%
India	2.1%
Indonesia	1.7%
Italy	1.9%
Japan	10.1%
Norway	1.7%
Switzerland	3.2%
Taiwan	1.9%
United Kingdom	5.0%
United States	50.0%
Short-Term Investments and Net Other Assets	1.4%
100.0%
†	Based on net assets.

C000060632 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class C
Trading Symbol	CHUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class C / CHUCX)	$110	2.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.25%	[3]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Global Equity Fund Class C returned -3.58%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the 1.09% return of the MSCI ACWI. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, SBI Sumishin Net Bank Ltd, Comfort Systems USA, Inc., and Walmart Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Agilysys, Inc., NVIDIA Corp., FTAI Aviation Ltd., Axos Financial, Inc., and Accenture Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	The U.S. administration’s aggressive tariff announcements in early April 2025 raised concerns of retaliatory actions, heightened global supply-chain pressures, and dampened global economic sentiment.
Rising Economic Uncertainty in the U.S.	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class C	5.08%	9.20%	5.62%
Alger Global Equity Fund Class C—excluding contingent deferred sales charge	5.98%	9.20%	5.62%
MSCI ACWI	12.34%	13.59%	9.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 19,913,981
Holdings Count | Holding	44	[4]
Investment Company Portfolio Turnover	53.61%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$19,913,981
Total number of portfolio holdings[1]	44
Portfolio turnover rate	53.61%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Country Allocation †
Brazil	3.3%
Canada	6.0%
China	4.9%
Germany	6.8%
India	2.1%
Indonesia	1.7%
Italy	1.9%
Japan	10.1%
Norway	1.7%
Switzerland	3.2%
Taiwan	1.9%
United Kingdom	5.0%
United States	50.0%
Short-Term Investments and Net Other Assets	1.4%
100.0%
†	Based on net assets.

C000127110 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class I
Trading Symbol	AFGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class I / AFGIX)	$59	1.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%	[5]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Global Equity Fund Class I returned -3.10% for the fiscal six-month period ended April 30, 2025, compared to the 1.09% return of the MSCI ACWI. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, SBI Sumishin Net Bank Ltd, Comfort Systems USA, Inc., and Walmart Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Agilysys, Inc., NVIDIA Corp., FTAI Aviation Ltd., Axos Financial, Inc., and Accenture Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	The U.S. administration’s aggressive tariff announcements in early April 2025 raised concerns of retaliatory actions, heightened global supply-chain pressures, and dampened global economic sentiment.
Rising Economic Uncertainty in the U.S.	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class I	7.10%	10.32%	6.51%
MSCI ACWI	12.34%	13.59%	9.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 19,913,981
Holdings Count | Holding	44	[6]
Investment Company Portfolio Turnover	53.61%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$19,913,981
Total number of portfolio holdings[1]	44
Portfolio turnover rate	53.61%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Country Allocation †
Brazil	3.3%
Canada	6.0%
China	4.9%
Germany	6.8%
India	2.1%
Indonesia	1.7%
Italy	1.9%
Japan	10.1%
Norway	1.7%
Switzerland	3.2%
Taiwan	1.9%
United Kingdom	5.0%
United States	50.0%
Short-Term Investments and Net Other Assets	1.4%
100.0%
†	Based on net assets.

C000127111 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class Z
Trading Symbol	AFGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class Z / AFGZX)	$48	0.99%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[7]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Global Equity Fund Class Z returned -3.00% for the fiscal six-month period ended April 30, 2025, compared to the 1.09% return of the MSCI ACWI. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, SBI Sumishin Net Bank Ltd, Comfort Systems USA, Inc., and Walmart Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Agilysys, Inc., NVIDIA Corp., FTAI Aviation Ltd., Axos Financial, Inc., and Accenture Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	The U.S. administration’s aggressive tariff announcements in early April 2025 raised concerns of retaliatory actions, heightened global supply-chain pressures, and dampened global economic sentiment.
Rising Economic Uncertainty in the U.S.	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class Z	7.32%	10.57%	6.72%
MSCI ACWI	12.34%	13.59%	9.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 19,913,981
Holdings Count | Holding	44	[8]
Investment Company Portfolio Turnover	53.61%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$19,913,981
Total number of portfolio holdings[1]	44
Portfolio turnover rate	53.61%
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Country Allocation †
Brazil	3.3%
Canada	6.0%
China	4.9%
Germany	6.8%
India	2.1%
Indonesia	1.7%
Italy	1.9%
Japan	10.1%
Norway	1.7%
Switzerland	3.2%
Taiwan	1.9%
United Kingdom	5.0%
United States	50.0%
Short-Term Investments and Net Other Assets	1.4%
100.0%
†	Based on net assets.

[1]	Annualized.
[2]	Excludes Money Market Funds.
[3]	Annualized.
[4]	Excludes Money Market Funds.
[5]	Annualized.
[6]	Excludes Money Market Funds.
[7]	Annualized.
[8]	Excludes Money Market Funds.